SCHEDULE OF RESTATEMENT CONSOLIDATED FINANCIAL STATEMENTS (Details) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock par value	$ 0.0001	$ 0.0001
Aspire Biopharma Inc [Member]
Common stock par value		$ 0.00005	$ 0.00005
Revision of Prior Period, Adjustment [Member] | Aspire Biopharma Inc [Member]
Common stock par value			$ 0.001